Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill.
Intangible assets other than goodwill

14. Intangible assets other than goodwill

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2023	€27,377	€44,258	€89,720	€15,384	€176,740
Additions	567				567
Sales and disposals	(930)	(948)			(1,878)
Translation differences		(139)			(139)
On December 31, 2023	€27,014	€43,171	€89,720	€15,384	€175,290
Additions	666		64,725		65,391
Sales and disposals	(1,863)	(3,613)			(5,476)
Reclassifications					—
Translation differences		246			246
On December 31, 2024	€25,817	€39,804	€154,445	€15,384	€235,451

Amortization and impairment
On January 1, 2023	€15,210	€3,896	€6,154	€5,126	€30,387
Amortization	4,291	1,426	11,637	1,538	18,892
Sales and disposals	(927)	(948)			(1,875)
Translation differences		(20)			(20)
On December 31, 2023	€18,574	€4,354	€17,791	€6,664	€47,384
Amortization	4,384	493	22,198	1,538	28,613
Impairment	—	—			—
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		68			68
On December 31, 2024	€21,095	€1,302	€39,989	€8,202	€70,589

Carrying amount
On December 31, 2023	€8,440	€38,817	€71,929	€8,720	€127,906
On December 31, 2024	€4,722	€38,502	€114,456	€7,182	€164,862

Through the acquisition of CellPoint and AboundBio in June 2022, we acquired in-process research and development related to two CAR-T product candidates (€28.2 million on December 31, 2024, and on December 31, 2023), exclusive rights and technology, being a fully human therapeutics platform. These exclusive rights refer to our exclusivity contract with Lonza (€60.3 million on December 31, 2024, €71.9 million on December 31, 2023) and are depreciated until the beginning of March 2030, in accordance with the contract.

The addition in exclusive rights in 2024 refers to the upfront exclusivity consideration paid to Adaptimmune of $70.0 million, which is amortized over the expected exclusivity period until the end of 2027.

On December 31, 2024, our statement of financial position did not hold any internally generated assets capitalized as intangible asset.